EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 16, 2018 TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2017, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

Information Regarding

1290 VT Equity Income Portfolio

The purpose of this Supplement is to provide you with information regarding the appointment of Barrow, Hanley, Mewhinney & Strauss LLC (“BHMS” or “Sub-Adviser”) as sub-adviser to the 1290 VT Equity Income Portfolio (“Portfolio”) and the removal of Boston Advisors, LLC as sub-adviser to the Portfolio.

Effective on or about January 26, 2018, the section of the Prospectus entitled “1290 VT Equity Income Portfolio – Class IA, IB and K Shares – Investments, Risks, and Performance” is deleted in its entirety and replaced with the following information:

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other equity securities that the Sub-Adviser believes provide opportunities for capital growth and income. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies.

The Sub-Adviser generally considers stocks for the Portfolio that not only currently pay a dividend, but also have a consistent history of paying cash dividends. The Sub-Adviser also generally seeks stocks that have long established histories of dividend increases in an effort to ensure that the growth of the dividend stream of the Portfolio’s holdings will be greater than that of the market as a whole. The Sub-Adviser constructs a portfolio of individual stocks, selected on a bottom-up basis, using fundamental analysis. The Sub-Adviser seeks to identify companies that are undervalued and temporarily out-of-favor for reasons it can identify and understand.

The Portfolio also may lend its portfolio securities to earn additional income.

Principal Risks: An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Dividend Risk: There is no guarantee that the companies in which the Portfolio invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk: The Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers because mid-cap companies generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with

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the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

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Effective on or about January 26, 2018, the section of the Prospectus entitled “1290 VT Equity Income Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Boston Advisors, LLC” is deleted in its entirety and replaced with the following information:

Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the portfolio are:

Name	Title	Date Began Managing the Portfolio
Ray Nixon, Jr.	Portfolio Manager of BHMS	January 2018
Lewis Ropp	Portfolio Manager of BHMS	January 2018
Brian Quinn, CFA	Portfolio Manager of BHMS	January 2018

Effective on or about January 26, 2018, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Boston Advisors, LLC” is hereby is deleted in its entirety.

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Effective on or about January 26, 2018, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers” is amended to include the following information:

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, is the Sub-Adviser to the 1290 VT Equity Income Portfolio. BHMS is a global, diversified, asset management company with $91.7 billion of assets under management as of December 31, 2017.

Ray Nixon, Jr. has been a Portfolio Manager at BHMS since 1994. He holds an MBA from the University of Texas.

Lewis Ropp has been a Portfolio Manager at BHMS since 2011 and was an Equity Analyst at BHMS from 2001 to 2011. He holds an MBA from Tulane University.

Brian Quinn, CFA, has been a Portfolio Manager at BHMS since 2012 and was an Equity Analyst at BHMS from 2005 to 2012. He holds an MBA from Texas Christian University.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 16, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

Information Regarding

1290 VT Equity Income Portfolio

The purpose of this Supplement is to provide you with information regarding the appointment of Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS” or “Sub-Adviser”) as sub-adviser to the 1290 VT Equity Income Portfolio (“Portfolio”) and the removal of Boston Advisors, LLC as sub-adviser to the Portfolio.

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All references to Boston Advisors, LLC in relation to the Portfolio are hereby deleted.

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The first paragraph of the section of the SAI entitled “Investment Management and Other Services – The Adviser” is hereby amended to include the following:

Barrow, Hanley, Mewhinney & Strauss, LLC, (“BHMS” or “Sub-Adviser”) serves as investment sub-adviser to the Portfolio, as described more fully in the Prospectus.

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The section of the SAI entitled “Investment Management and Other Services – The Sub-Advisers” is hereby amended to include the following:

Portfolio	Name and Control Persons of the Sub-Adviser
1290 VT Equity Income Portfolio	Barrow, Hanley, Mewhinney & Strauss, LLC is a subsidiary of OM Asset Management Plc, an NYSE listed company.

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The section of the SAI entitled “Appendix C – EQ ADVISORS TRUST – PORTFOLIO MANAGER INFORMATION” is hereby amended to include the following information:

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS” or “Sub-Adviser”)
Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of

December 1, 2017

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 VT Equity Income Portfolio (“Portfolio”)
Ray Nixon, Jr.1	4	$1,265.5	1	$73.9	9	$1,424.2	0	N/A	0	N/A	0	N/A
Lewis Ropp[1,2]	5	$1,529.3	2	$243.9	31	$2,693.7	0	N/A	0	N/A	0	N/A
Brian Quinn, CFA[1]	4	$1,265.5	1	$73.9	9	$1,424.2	0	N/A	0	N/A	0	N/A
[1]	Messrs. Nixon, Quinn and Ropp are members of a team managing 41 accounts and $8.3 billion in the dividend focused value equity strategy.
[2]	Mr. Ropp is a member of a team managing 48 other accounts and $3.8 billion in the large cap value equity strategy.

Description of any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one account including mutual fund or private commingled fund accounts. BHMS manages potential conflicts between Funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties, to ensure that no client, regardless of type or fee structure, is intentionally favored or disfavored at the expense of another. BHMS’ investment management and trading policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation

The compensation of our investment professionals is tied to their overall contribution to the success of BHMS. In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors and may be substantially higher than an investment professional’s base compensation. Portfolio managers and analysts are rated on their value added to the overall investment process, as well as their contributions in other areas, such as meetings with clients and consultants. Bonus compensation for analysts is directly tied to their investment recommendations, which are evaluated every six months versus the appropriate industry group/sector benchmark based on trailing one-year and three-year relative performance.

The majority of our equity and fixed income portfolio managers are managing directors of the firm and receive, on a quarterly basis, a share of the firm’s profits, which are, to a great extent, related to the performance of the entire investment team. The final key component of compensation that is shared by most of our key employees, including all portfolio managers and the majority of our analysts, is economic ownership in BHMS through a limited partnership that owns a 24.9% equity interest in BHMS LLC.

Ownership of Securities of the Portfolio as of December 31, 2017

1290 VT Equity Income Portfolio
Portfolio Manager	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,000-$1,000,000	over $1,000,000
Ray Nixon, Jr.	X
Lewis Ropp	X
Brian Quinn, CFA	X

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The section of the SAI entitled “Appendix D – Proxy Voting Policies” is hereby amended to include the following information:

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC PROXY VOTING POLICY

Proxy Voting

BHMS has the responsibility to vote proxies for equity securities for its clients who have delegated this responsibility to us. BHMS’ fiduciary duty requires us to vote the proxies in the best economic interests of our clients, the beneficial owners of the securities. BHMS has adopted this Proxy Voting Policy and maintains written procedures for the handling, research, voting, and reporting of the proxy votes and makes appropriate disclosures about proxy voting on behalf of our clients. Disclosure information about the Firm’s Proxy Voting is included in BHMS’ Form ADV Part 2.

To assist in the proxy voting process, BHMS retains the services of Glass Lewis & Co. Glass Lewis provides:

•	Research on corporate governance, financial statements, business, legal and accounting risks;

•	Proxy voting recommendations, including ESG (Environmental, Social and Governance) voting guidelines;

•	Portfolio accounting and reconciliation of shareholdings for voting purposes;

•	Proxy voting execution, record keeping, and reporting services.

Proxy Oversight Committee, Proxy Coordinators, and Proxy

Voting Committee

•	BHMS’ Proxy Oversight Committee is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures. The Proxy Oversight Committee conducts periodic reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate. The Proxy Oversight Committee is made up of the CCO/CRO, the Responsible Investing Committee lead, the director of equity operations, the ESG research coordinator, and an at-large portfolio manager.

•	BHMS’ proxy coordinators review and organize the data and recommendations provided by the proxy service. The proxy coordinators are responsible for ensuring that the proxy ballots are routed to the appropriate research analyst based on industry sector coverage. Proxy coordinators are assigned from the equity operations department.

•	BHMS research analysts review and evaluate proxy proposals and make written recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis and are in the best interest of the shareholders, our clients.

•	BHMS equity portfolio managers are members of the Proxy Voting Committee. Equity portfolio managers vote proxy proposals based on share ownership after giving consideration to BHMS’ Proxy Voting Guidelines, internal research recommendations, and the opinion of Glass Lewis. Proxy votes must be approved by the Proxy Voting Committee before submitting to the proxy service provider.

•	Voting proxies for the Diversified Small Cap Value and Diversified Small/Mid Cap Value accounts is done in accordance with the proxy service provider’s recommendations for the following reasons:

•	Investments are based on a quantitative model. Fundamental research is not performed for the holdings.

•	The holding period is too short to justify the time for analysis to vote.

Conflicts of Interest

•	Potential conflicts may arise when BHMS invests in equity securities of corporations who are also clients of the Firm. BHMS seeks to mitigate potential conflicts by:

•	Making voting decisions for the benefit of the shareholder(s), our clients;

•	Uniformly voting every proxy based on BHMS’ internal research and consideration of Glass Lewis’ recommendations; and

•	Documenting the votes of companies who are also clients of the Firm.

•	If a material conflict of interest exists, members from the Proxy Voting and Oversight Committees will determine if the clients should have an opportunity to vote their proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or accepting the voting recommendation of Glass Lewis.

Other Policies and Procedures

•	BHMS sends a daily electronic transfer of equity positions to the proxy service provider.

•	The proxy service provider identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

•	BHMS sends a proxy report to clients at least annually (or as requested by client), listing the number of shares voted and disclosing how proxies were voted.

•	Voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

•	BHMS’ Proxy Voting Guidelines are available upon request by calling: (214) 665- 1900, or by e-mailing: clientservices@barrowhanley.com.

•	The proxy coordinators retain the following proxy records for at least seven years:

•	These policies and procedures and any amendments;

•	Proxy statements received regarding our clients’ securities;

•	A record of each proxy we voted;

•	Proxy voting reports that are sent to clients annually;

•	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision; and

•	Records of any client’s request for proxy voting information.

Revised December 31, 2016

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